ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600

January 7, 2020	Angela Jaimes
T +1 617 951 7591
angela.jaimes@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Premier Multi-Series VIT (File Nos. 333-182079, 811-22712) (the “Registrant”) Filing Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Registrant pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the following materials for use in connection with a meeting of shareholders of the RCM Dynamic Multi-Asset Plus VIT Portfolio (the “Meeting”): (i) a notice of meeting; (ii) a preliminary proxy statement; and (iii) a form of proxy card and voting instruction card. The Meeting is being called for the purposes described in the enclosed notice of meeting.

Definitive versions of the proxy materials are expected to be made available to shareholders beginning on or about January 17, 2020.

Please direct any questions or comments concerning this filing to the undersigned at (617) 951-7591.

Very truly yours,

/s/ Angela C. Jaimes, Esq.
Angela C. Jaimes, Esq.